Financial risk management (Details 5) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CDI
Financial instruments and risk management
Net exposure	$ (27,905)	$ (8,927)
CDI | Short-term financial investments
Financial instruments and risk management
Net exposure	9,639	31,758
CDI | Loans and borrowings
Financial instruments and risk management
Net exposure	(32,498)	(35,195)
CDI | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	(5,046)	(5,490)
CDI | Derivatives (interest rate swap)
Financial instruments and risk management
Net exposure	0	0
SOFR
Financial instruments and risk management
Net exposure	(49,819)	(63,708)
SOFR | Short-term financial investments
Financial instruments and risk management
Net exposure	0	0
SOFR | Loans and borrowings
Financial instruments and risk management
Net exposure	(58,939)	(80,454)
SOFR | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	0	0
SOFR | Derivatives (interest rate swap)
Financial instruments and risk management
Net exposure	$ 9,120	$ 16,746